Disclosures on the effects of fluctuations in foreign currency exchange rates (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Effect Of Exchange Rate Changes On The Statement Of Income [Abstract]
Profit (loss) in foreign currency	$ (17,241)	$ (4,423)	$ (2,169)
Foreign Currency Translation Reserve	4,240	14,000	562
Total	$ (13,001)	$ 9,577	$ (1,607)